UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds

(Exact name of registrant as specified in charter)

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Address of principal executive offices) (Zip code)

Dr. Mendel Fygenson

Vericimetry Advisors LLC

1968 N. Lake Avenue, #303

Altadena, CA 91001

(Name and address of agent for service)

Registrant's telephone number, including area code: (805) 570-1086

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank if you hold your shares through such an institution. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling 1-855-755-7550 if you hold your shares directly with Vericimetry U.S. Small Cap Value Fund, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper copies free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-855-755-7550 if you hold your shares directly with Vericimetry U.S. Small Cap Value Fund, or, if you hold your shares through a financial intermediary, by contacting your financial intermediary.

Vericimetry Funds

TABLE OF CONTENTS
March 31, 2020

Letter to Shareholders	1
Schedule of Investments	2
Financial Statements	15
Financial Highlights	18
Notes to Financial Statements	19
Expense Example	25
Other Information	26

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds

Letter to Shareholders

March 31, 2020 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed semi-annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period ended March 31, 2020.

Vericimetry Advisors, LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser. We provide a selected group of elite financial advisors access to an enhanced strategy for a well-defined asset class with a predetermined benchmark. The Fund’s objective is to achieve long-term capital appreciation through its principal investment strategies of investing in U.S. small capitalization and value securities.

The Fund invests in a wide and diverse universe of U.S. small capitalization value stocks using a structured quantitative investment approach based on a set of well defined fundamental characteristics that historically has shown to deliver the risk-premiums in U.S. small and value equities. Given our capacity advantage, we employ a multi-factor approach to identify value securities. To this end, securities considered for the Fund must pass a “value screen” which combines factors such as book-to- market, price-to-earnings, price to-sales or price-to-operating cash flow.1

In an effort to enhance net returns to the investor, we implement disciplined and patient trading strategies. The Fund is managed with the intent of maintaining competitive management fees and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limiting the growth of the Fund’s assets under management once it reaches its optimal capacity.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and for the confidence and trust you place in Vericimetry’s investment team.

Sincerely,

Dr. Mendel Fygenson
Chief Executive Officer

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

[1]

Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry U.S. Small Cap Value Fund

Schedule of Investments

As of March 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.0%
BASIC MATERIALS — 4.2%
AdvanSix, Inc.*	1,650	$15,741
Allegheny Technologies, Inc.*	14,600	124,100
American Vanguard Corp.	9,500	137,370
Balchem Corp.	490	48,373
Carpenter Technology Corp.	15,770	307,515
Century Aluminum Co.*	9,050	32,761
Clearwater Paper Corp.*	1,890	41,221
Cleveland-Cliffs, Inc.[1]	9,650	38,117
Coeur Mining, Inc.*	68,980	221,426
Commercial Metals Co.	40,330	636,811
Domtar Corp.	7,940	171,821
Element Solutions, Inc.*	63,900	534,204
Energy Fuels, Inc./Canada*[1]	11,150	13,157
Ferro Corp.*	790	7,394
Friedman Industries, Inc.	2,500	11,025
H.B. Fuller Co.	1,980	55,301
Hawkins, Inc.	1,000	35,600
Hecla Mining Co.	130,038	236,669
Huntsman Corp.	900	12,987
Innospec, Inc.	900	62,541
Intrepid Potash, Inc.*	10,900	8,720
Kaiser Aluminum Corp.	2,113	146,389
Kraton Corp.*	9,880	80,028
Kronos Worldwide, Inc.	900	7,596
Livent Corp.*	3,240	17,010
Mercer International, Inc.	16,300	118,012
Minerals Technologies, Inc.	3,200	116,032
Oil-Dri Corp. of America	900	30,096
Olin Corp.	13,400	156,378
PH Glatfelter Co.	13,767	168,233
PolyOne Corp.	740	14,038
Rayonier Advanced Materials, Inc.	7,450	7,897
Reliance Steel & Aluminum Co.	1,600	140,144
Resolute Forest Products, Inc.*	4,900	6,174
Schnitzer Steel Industries, Inc. - Class A	3,800	49,552
Schweitzer-Mauduit International, Inc.	1,900	52,858
Stepan Co.	2,550	225,573
Tronox Holdings PLC	12,300	61,254
Univar Solutions, Inc.*	1,450	15,544
Universal Stainless & Alloy Products, Inc.*	1,700	13,107
Verso Corp. - Class A*	5,600	63,168
		4,241,937
COMMUNICATIONS — 4.0%
1-800-Flowers.com, Inc. - Class A*	840	11,113
ADTRAN, Inc.	3,000	23,040
ATN International, Inc.	4,879	286,446
Aviat Networks, Inc.*	1,300	11,050
Beasley Broadcast Group, Inc. - Class A	5,200	9,620
Cars.com, Inc.*	5,840	25,112
Consolidated Communications Holdings, Inc.	17,920	81,536
EchoStar Corp. - Class A*	3,540	113,174
Entercom Communications Corp. - Class A	10,230	17,493
Entravision Communications Corp. - Class A	9,410	19,102
ePlus, Inc.*	870	54,479
EW Scripps Co. - Class A	19,396	146,246
Gannett Co., Inc.	35,324	52,279
GCI Liberty, Inc.*	700	39,879
Gray Television, Inc.*	28,990	311,353
Harmonic, Inc.*[1]	2,800	16,128
HealthStream, Inc.*	910	21,794
Houghton Mifflin Harcourt Co.*	13,100	24,628
Infinera Corp.*	3,890	20,617
Iridium Communications, Inc.*	27,630	616,978
KVH Industries, Inc.*	1,620	15,277
Lands’ End, Inc.*	2,260	12,068
Liberty Latin America Ltd. - Class A*	3,300	34,716
Liberty Latin America Ltd. - Class C*	5,400	55,404
Limelight Networks, Inc.*	10,000	57,000
LogMeIn, Inc.	3,320	276,490
Maxar Technologies, Inc.	920	9,826
Meet Group, Inc.*	9,700	56,939
NeoPhotonics Corp.*	6,800	49,300
NETGEAR, Inc.*	1,710	39,056
Nexstar Media Group, Inc. - Class A	630	36,370
NIC, Inc.	5,600	128,800
Perficient, Inc.*	1,340	36,301
Plantronics, Inc.	780	7,847
Preformed Line Products Co.	1,000	49,830
Ribbon Communications, Inc.*	10,200	30,906
Saga Communications, Inc. - Class A	1,290	35,488
Scholastic Corp.	14,760	376,232
Shenandoah Telecommunications Co.	1,340	65,995
Shutterstock, Inc.	480	15,437
Spok Holdings, Inc.	3,900	41,691
Stamps.com, Inc.*	1,370	178,210
TEGNA, Inc.	1,360	14,770
Telephone & Data Systems, Inc.	21,530	360,843
Townsquare Media, Inc. - Class A	2,110	9,727
Tribune Publishing Co.	2,000	16,220
U.S. Auto Parts Network, Inc.*	9,000	15,750

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
United States Cellular Corp.*	2,740	$80,255
Vonage Holdings Corp.*	4,210	30,438
World Wrestling Entertainment, Inc. - Class A1	780	26,465
		4,065,718
CONSUMER, CYCLICAL — 13.0%
Abercrombie & Fitch Co. - Class A	15,510	140,986
Acushnet Holdings Corp.	1,600	41,152
American Axle & Manufacturing Holdings, Inc.*	17,500	63,175
Anixter International, Inc.*	8,100	711,747
At Home Group, Inc.*[1]	2,720	5,494
AutoNation, Inc.*	3,900	109,434
Barnes & Noble Education, Inc.*	8,350	11,356
Beacon Roofing Supply, Inc.*	9,720	160,769
Bed Bath & Beyond, Inc.[1]	12,020	50,604
Big Lots, Inc.	3,960	56,311
BJ’s Wholesale Club Holdings, Inc.*[1]	3,820	97,295
BMC Stock Holdings, Inc.*	14,480	256,730
Buckle, Inc.[1]	2,610	35,783
Caleres, Inc.	6,420	33,384
Callaway Golf Co.	3,960	40,471
Cannae Holdings, Inc.*	8,300	277,967
Cato Corp. - Class A	7,750	82,693
Century Communities, Inc.*	6,372	92,458
Chico’s FAS, Inc.	16,450	21,221
Choice Hotels International, Inc.	700	42,875
Citi Trends, Inc.	3,090	27,501
Columbia Sportswear Co.	1,416	98,794
CompX International, Inc.	1,200	18,240
Conn’s, Inc.*	4,960	20,733
Container Store Group, Inc.*[1]	4,000	9,440
Cooper Tire & Rubber Co.	7,490	122,087
Cooper-Standard Holdings, Inc.*	3,220	33,069
Core-Mark Holding Co., Inc.	3,220	91,995
Daktronics, Inc.	2,900	14,297
Dana, Inc.	5,550	43,346
Dave & Buster’s Entertainment, Inc.	700	9,156
Deckers Outdoor Corp.*	160	21,440
Del Taco Restaurants, Inc.*	1,300	4,459
Delta Apparel, Inc.*	1,700	17,697
Designer Brands, Inc. - Class A1	7,770	38,695
Dick’s Sporting Goods, Inc.	4,060	86,316
Dillard’s, Inc. - Class A1	2,400	88,680
Douglas Dynamics, Inc.	900	31,959
El Pollo Loco Holdings, Inc.*	3,170	26,787
Ethan Allen Interiors, Inc.	4,120	42,106
Express, Inc.*	9,300	13,857
FirstCash, Inc.	208	14,922
Five Below, Inc.*	140	9,853
Flexsteel Industries, Inc.	1,100	12,056
Fossil Group, Inc.*	11,170	36,749
Freshpet, Inc.*	600	38,322
GameStop Corp. - Class A1	13,270	46,445
Genesco, Inc.*	2,290	30,549
Gentherm, Inc.*	1,480	46,472
G-III Apparel Group Ltd.*	15,620	120,274
GMS, Inc.*	7,070	111,211
Goodyear Tire & Rubber Co.	10,120	58,898
Green Brick Partners, Inc.*	6,698	53,919
Group 1 Automotive, Inc.	5,760	254,938
Guess?, Inc.[1]	15,300	103,581
Hamilton Beach Brands Holding Co. - Class A	2,891	27,493
Haverty Furniture Cos., Inc.	6,300	74,907
Hawaiian Holdings, Inc.	3,000	31,320
Hibbett Sports, Inc.*	2,300	25,151
Hooker Furniture Corp.	1,760	27,474
Installed Building Products, Inc.*	1,000	39,870
Interface, Inc.	1,270	9,601
iRobot Corp.*[1]	2,080	85,072
Johnson Outdoors, Inc. - Class A	1,800	112,860
KAR Auction Services, Inc.	760	9,120
KB Home	3,740	67,694
Lakeland Industries, Inc.*[1]	2,060	31,930
La-Z-Boy, Inc.	1,930	39,662
LCI Industries	1,165	77,857
Liberty TripAdvisor Holdings, Inc. - Class A*	6,870	12,366
Lifetime Brands, Inc.	5,240	29,606
Lindblad Expeditions Holdings, Inc.*	1,000	4,170
Lithia Motors, Inc. - Class A	1,860	152,129
M/I Homes, Inc.*	7,965	131,661
Marcus Corp.	6,180	76,138
MarineMax, Inc.*	7,270	75,753
Marriott Vacations Worldwide Corp.	3,405	189,250
MDC Holdings, Inc.	19,131	443,839
Meritage Homes Corp.*	16,090	587,446
Methode Electronics, Inc.	4,020	106,249
Miller Industries, Inc.	3,325	94,031
Mobile Mini, Inc.	10,110	265,185
Modine Manufacturing Co.*	12,604	40,963

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Monarch Casino & Resort, Inc.*	290	$8,140
Motorcar Parts of America, Inc.*	3,310	41,640
Movado Group, Inc.	4,350	51,417
Norwegian Cruise Line Holdings Ltd.*	790	8,658
Office Depot, Inc.	221,570	363,375
Ollie’s Bargain Outlet Holdings, Inc.*	730	33,828
Oxford Industries, Inc.	240	8,702
Papa John’s International, Inc.	390	20,814
Party City Holdco, Inc.*	16,380	7,507
PC Connection, Inc.	5,772	237,864
Penn National Gaming, Inc.*	2,310	29,222
Penske Automotive Group, Inc.	7,790	218,120
PetIQ, Inc.*	690	16,029
PetMed Express, Inc.	730	21,009
PriceSmart, Inc.	610	32,056
Qurate Retail, Inc.*	5,960	36,386
Red Robin Gourmet Burgers, Inc.*	1,300	11,076
Red Rock Resorts, Inc. - Class A	1,160	9,918
Regis Corp.*	5,496	32,481
Resideo Technologies, Inc.*	6,710	32,476
REV Group, Inc.	5,240	21,851
Rite Aid Corp.*[1]	4,410	66,150
Rocky Brands, Inc.	2,200	42,570
Rush Enterprises, Inc. - Class A	9,707	309,847
Rush Enterprises, Inc. - Class B	3,440	104,954
ScanSource, Inc.*	7,200	154,008
Shoe Carnival, Inc.[1]	4,340	90,142
Signet Jewelers Ltd.	3,650	23,543
SkyWest, Inc.[1]	17,745	464,742
Sonic Automotive, Inc. - Class A	3,200	42,496
Spartan Motors, Inc.	5,557	71,741
Spirit Airlines, Inc.*	2,230	28,745
Sportsman’s Warehouse Holdings, Inc.*	4,200	25,872
Standard Motor Products, Inc.	2,900	120,553
Steelcase, Inc. - Class A	3,780	37,309
Steven Madden Ltd.	1,800	41,814
Superior Group of Cos., Inc.	1,094	9,255
Systemax, Inc.	940	16,666
Taylor Morrison Home Corp.*	40,388	444,268
Telenav, Inc.*	3,030	13,090
Tenneco, Inc. - Class A	2,800	10,080
Thor Industries, Inc.[1]	2,660	112,199
Tilly’s, Inc. - Class A	4,880	20,154
Titan Machinery, Inc.*	5,800	50,402
TravelCenters of America, Inc.*	900	8,798
TRI Pointe Group, Inc.*	47,400	415,698
Triton International Ltd./Bermuda	18,520	479,112
Unifi, Inc.*	3,897	45,010
UniFirst Corp.	2,290	345,996
Universal Electronics, Inc.*	1,050	40,289
Urban Outfitters, Inc.*	3,400	48,416
Vera Bradley, Inc.*	11,600	47,792
Veritiv Corp.*	2,270	17,842
Vista Outdoor, Inc.*	11,840	104,192
Visteon Corp.*[1]	500	23,990
Wabash National Corp.	11,300	81,586
WESCO International, Inc.*	8,630	197,196
Winnebago Industries, Inc.[1]	1,620	45,052
World Fuel Services Corp.	23,700	596,766
Zumiez, Inc.*[1]	7,560	130,939
		13,171,388
CONSUMER, NON-CYCLICAL — 14.1%
Aaron’s, Inc.	9,940	226,433
ABM Industries, Inc.	14,270	347,617
Acadia Healthcare Co., Inc.*	15,100	277,085
ACCO Brands Corp.	32,900	166,145
Adtalem Global Education, Inc.*	14,700	393,813
Aduro Biotech, Inc.*	4,916	13,470
Alico, Inc.	1,330	41,283
Alpha Pro Tech Ltd.*[1]	1,520	18,362
Amedisys, Inc.*	390	71,581
American Public Education, Inc.*	6,560	156,981
AnaptysBio, Inc.*	2,570	36,314
Andersons, Inc.	9,160	171,750
AngioDynamics, Inc.*	9,800	102,214
Arena Pharmaceuticals, Inc.*[1]	310	13,020
Assertio Therapeutics, Inc.*	14,400	9,360
Avanos Medical, Inc.*	1,800	48,474
Avis Budget Group, Inc.*	570	7,923
B&G Foods, Inc.[1]	4,270	77,244
BG Staffing, Inc.	1,150	8,602
BioTelemetry, Inc.*	240	9,242
Brookdale Senior Living, Inc.*	24,460	76,315
CAI International, Inc.*	4,290	60,661
Cal-Maine Foods, Inc.	1,370	60,253
Cardtronics PLC - Class A*	550	11,506
Carriage Services, Inc.	2,100	33,915
CBIZ, Inc.*	14,300	299,156
CEL-SCI Corp.*	720	8,309
Central Garden & Pet Co. - Class A*	11,270	288,174
Chefs’ Warehouse, Inc.*[1]	1,980	19,939

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Chemed Corp.	430	$186,276
Collectors Universe, Inc.	700	10,969
CONMED Corp.	920	52,688
CorVel Corp.*	310	16,898
Covetrus, Inc.*	8,570	69,760
CRA International, Inc.	1,850	61,808
Cross Country Healthcare, Inc.*	4,480	30,195
Darling Ingredients, Inc.*	58,320	1,117,994
Deluxe Corp.	400	10,372
DLH Holdings Corp.*	6,000	25,260
Edgewell Personal Care Co.*	3,660	88,133
Emerald Holding, Inc.[1]	1,900	4,921
Endo International PLC*	6,130	22,681
Ennis, Inc.	9,900	185,922
Ensign Group, Inc.	2,810	105,684
Enzo Biochem, Inc.*	3,090	7,818
EVERTEC, Inc.	1,240	28,185
FONAR Corp.*	1,200	17,544
Fresh Del Monte Produce, Inc.	12,220	337,394
FTI Consulting, Inc.*	9,070	1,086,314
GP Strategies Corp.*	2,000	13,020
Graham Holdings Co. - Class B	520	177,408
Grand Canyon Education, Inc.*[1]	360	27,463
Green Dot Corp. - Class A*	1,840	46,718
Hain Celestial Group, Inc.*	920	23,892
Heidrick & Struggles International, Inc.	2,700	60,750
Helen of Troy Ltd.*	690	99,381
Herc Holdings, Inc.*	940	19,232
Hertz Global Holdings, Inc.*	48,410	299,174
HMS Holdings Corp.*	820	20,721
Horizon Therapeutics Plc*	1,300	38,506
Hostess Brands, Inc.*	27,900	297,414
Huron Consulting Group, Inc.*	810	36,742
ICF International, Inc.	6,498	446,413
ICU Medical, Inc.*	150	30,266
Information Services Group, Inc.*	5,240	13,467
Ingles Markets, Inc. - Class A	3,930	142,109
Integer Holdings Corp.*	7,420	466,421
Intellia Therapeutics, Inc.*[1]	790	9,662
Invacare Corp.	820	6,093
John B Sanfilippo & Son, Inc.	568	50,779
Jounce Therapeutics, Inc.*	3,000	14,250
K12, Inc.*	11,810	222,737
Kelly Services, Inc. - Class A	13,600	172,584
Korn Ferry	9,620	233,958
Landec Corp.*	2,900	25,201
Lannett Co., Inc.*	5,810	40,380
Lantheus Holdings, Inc.*[1]	1,900	24,244
LHC Group, Inc.*	1,478	207,216
Ligand Pharmaceuticals, Inc.*	140	10,181
Limoneira Co.	880	11,528
LiveRamp Holdings, Inc.*	1,100	36,212
Luminex Corp.	1,570	43,222
Macquarie Infrastructure Corp.	4,300	108,575
Magellan Health, Inc.*	9,000	432,990
Mallinckrodt PLC*[1]	25,600	50,688
ManpowerGroup, Inc.	160	8,478
MEDNAX, Inc.*	9,300	108,252
Meridian Bioscience, Inc.*	3,200	26,880
Merit Medical Systems, Inc.*	3,590	112,187
Misonix, Inc.*	1,000	9,420
Monro, Inc.	280	12,267
Myriad Genetics, Inc.*[1]	5,550	79,420
National HealthCare Corp.	1,930	138,439
Natural Alternatives International, Inc.*	1,300	8,190
Natural Grocers by Vitamin Cottage, Inc.	4,460	37,955
NeoGenomics, Inc.*	1,500	41,415
OPKO Health, Inc.*[1]	11,730	15,718
OraSure Technologies, Inc.*	1,880	20,229
Owens & Minor, Inc.	6,370	58,286
Patterson Cos., Inc.	12,990	198,617
PDL BioPharma, Inc.*	18,400	51,888
Pennant Group, Inc.*	770	10,903
PhaseBio Pharmaceuticals, Inc.*[1]	3,840	12,710
Phibro Animal Health Corp. - Class A	500	12,085
Prestige Consumer Healthcare, Inc.*	12,000	440,160
Prothena Corp. PLC*	1,060	11,342
Providence Service Corp.*	360	19,757
Quad/Graphics, Inc.	2,855	7,195
Quanex Building Products Corp.	6,550	66,024
Rent-A-Center, Inc.	4,600	65,044
Resources Connection, Inc.*	4,600	50,462
Rosetta Stone, Inc.*	1,390	19,488
RTI Surgical Holdings, Inc.*	8,910	15,236
Sanderson Farms, Inc.	320	39,462
Select Medical Holdings Corp.*	12,829	192,435
Seneca Foods Corp. - Class A*	2,480	98,654
ShotSpotter, Inc.*	680	18,686
SpartanNash Co.	14,760	211,363
Spectrum Brands Holdings, Inc.	4,150	150,935
Surgery Partners, Inc.*	1,710	11,166
Surmodics, Inc.*	490	16,327

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Syneos Health, Inc.*	760	$29,959
Team, Inc.*	2,600	16,900
Tejon Ranch Co.*	920	12,935
Textainer Group Holdings Ltd.*	2,800	23,016
Tivity Health, Inc.*[1]	4,920	30,947
Tootsie Roll Industries, Inc.[1]	545	19,594
TreeHouse Foods, Inc.*	3,330	147,019
Triple-S Management Corp. - Class B*[1]	7,347	103,593
TrueBlue, Inc.*	7,100	90,596
United Natural Foods, Inc.*	8,160	74,909
United Therapeutics Corp.*	70	6,638
UNITY Biotechnology, Inc.*[1]	1,830	10,614
Universal Corp.	3,720	164,461
Universal Technical Institute, Inc.*	2,110	12,555
USANA Health Sciences, Inc.*	1,000	57,760
Vector Group Ltd.	915	8,619
Vectrus, Inc.*	1,500	62,115
Viad Corp.	4,550	96,596
Village Super Market, Inc. - Class A	3,370	82,835
Weis Markets, Inc.	8,582	357,526
		14,287,816
ENERGY — 3.1%
Adams Resources & Energy, Inc.	1,575	37,013
Antero Resources Corp.*[1]	19,700	14,044
Arch Coal, Inc. - Class A	730	21,097
Archrock, Inc.	42,820	161,003
Berry Corp.	3,800	9,158
Bonanza Creek Energy, Inc.*	4,300	48,375
Callon Petroleum Co.*	36,325	19,902
Centennial Resource Development, Inc. - Class A*	14,650	3,853
Cimarex Energy Co.	800	13,464
Clean Energy Fuels Corp.*	20,030	35,653
CNX Resources Corp.*	43,590	231,899
CONSOL Energy, Inc.*	4,000	14,760
Delek U.S. Holdings, Inc.	13,408	211,310
Denbury Resources, Inc.*	20,500	3,784
Diamond Offshore Drilling, Inc.*[1]	12,650	23,150
Diamondback Energy, Inc.	1,260	33,012
Dril-Quip, Inc.*	4,095	124,897
Earthstone Energy, Inc. - Class A*	5,500	9,680
Energy Transfer LP	18,187	83,660
EQT Corp.	5,940	41,996
Era Group, Inc.*	3,550	18,922
Exterran Corp.*	11,600	55,680
FutureFuel Corp.	7,540	84,976
Green Plains, Inc.	12,900	62,565
Helix Energy Solutions Group, Inc.*	29,940	49,102
Helmerich & Payne, Inc.	3,100	48,515
HollyFrontier Corp.	2,500	61,275
Laredo Petroleum, Inc.*	21,300	8,090
Matador Resources Co.*[1]	13,330	33,058
Matrix Service Co.*	4,510	42,710
Murphy Oil Corp.	7,700	47,201
Nabors Industries Ltd.	42,980	16,767
NACCO Industries, Inc. - Class A	991	27,728
National Energy Services Reunited Corp.*	1,660	8,433
Natural Gas Services Group, Inc.*	3,241	14,455
Noble Energy, Inc.	2,950	17,818
NOW, Inc.*	17,500	90,300
Oceaneering International, Inc.*	13,120	38,573
Oil States International, Inc.*	10,200	20,706
Par Pacific Holdings, Inc.*	730	5,183
Patterson-UTI Energy, Inc.	38,700	90,945
PBF Energy, Inc. - Class A	23,820	168,646
PDC Energy, Inc.*	17,694	109,880
ProPetro Holding Corp.*	5,600	14,000
QEP Resources, Inc.	33,410	11,176
Ramaco Resources, Inc.*	2,260	5,401
Range Resources Corp.[1]	27,240	62,107
Renewable Energy Group, Inc.*	8,180	167,935
REX American Resources Corp.*	2,218	103,159
Ring Energy, Inc.*	3,600	2,371
Select Energy Services, Inc. - Class A*	9,200	29,716
SM Energy Co.[1]	15,620	19,056
Southwestern Energy Co.*[1]	81,870	138,360
SunCoke Energy, Inc.	21,650	83,352
Talos Energy, Inc.*	2,100	12,075
TerraForm Power, Inc. - Class A	7,500	118,275
TETRA Technologies, Inc.*	16,000	5,120
Trecora Resources*	1,300	7,735
Warrior Met Coal, Inc.	4,650	49,383
WPX Energy, Inc.*	13,860	42,273
		3,134,732
FINANCIAL — 29.5%
1st Source Corp.	6,102	197,888
ACNB Corp.	900	27,000
Affiliated Managers Group, Inc.	180	10,645
Air Lease Corp.	15,190	336,307
Allegiance Bancshares, Inc.	1,110	26,762
Altisource Portfolio Solutions S.A.*	1,180	9,051
Ambac Financial Group, Inc.*	7,900	97,486

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Amerant Bancorp, Inc.*	1,280	$19,699
American Equity Investment Life Holding Co.	30,800	579,040
American National Bankshares, Inc.	766	18,307
American National Insurance Co.	1,900	156,522
American River Bankshares	1,300	11,206
Ameris Bancorp	3,475	82,566
AMERISAFE, Inc.	1,288	83,037
AmeriServ Financial, Inc.	2,500	6,550
Argo Group International Holdings Ltd.	9,133	338,469
Associated Banc-Corp	14,253	182,296
Assured Guaranty Ltd.	2,055	52,998
Atlantic Union Bankshares Corp.	18,103	396,456
B. Riley Financial, Inc.	590	10,868
Banc of California, Inc.	12,270	98,160
BancFirst Corp.	1,324	44,182
Bancorp, Inc.*	1,870	11,351
BancorpSouth Bank	3,840	72,653
Bank of Commerce Holdings	2,000	15,740
Bank of Marin Bancorp	670	20,100
Bank OZK	9,000	150,300
BankFinancial Corp.	4,650	40,967
BankUnited, Inc.	3,650	68,255
Banner Corp.	6,600	218,064
Bar Harbor Bankshares	1,254	21,669
Benefytt Technologies, Inc.*[1]	3,200	71,648
Berkshire Hills Bancorp, Inc.	13,996	207,981
Blucora, Inc.*	10,270	123,753
Boston Private Financial Holdings, Inc.	6,390	45,689
Bridge Bancorp, Inc.	1,000	21,160
Brookline Bancorp, Inc.	20,780	234,398
C&F Financial Corp.	600	23,940
Cadence BanCorp	20,923	137,046
Camden National Corp.	1,401	44,061
Capital City Bank Group, Inc.	2,045	41,145
Capitol Federal Financial, Inc.	25,200	292,572
Carolina Financial Corp.	810	20,955
Cathay General Bancorp	9,970	228,811
CenterState Bank Corp.	3,208	55,274
Central Pacific Financial Corp.	3,000	47,700
Central Valley Community Bancorp	1,360	17,734
Century Bancorp, Inc. - Class A	315	19,606
CIT Group, Inc.	1,850	31,931
Citizens & Northern Corp.	700	14,000
Citizens, Inc.*[1]	6,560	42,771
City Holding Co.	2,099	139,646
Civista Bancshares, Inc.	1,096	16,396
CNB Financial Corp.	3,730	70,385
CNO Financial Group, Inc.	37,700	467,103
Codorus Valley Bancorp, Inc.	840	13,524
Columbia Banking System, Inc.	10,200	273,360
Community Bank System, Inc.	4,202	247,078
Community Bankers Trust Corp.	3,286	15,937
Community Financial Corp.	1,500	33,150
Community Trust Bancorp, Inc.	1,680	53,407
ConnectOne Bancorp, Inc.	5,000	67,200
Consumer Portfolio Services, Inc.*	2,600	3,536
Cowen, Inc. - Class A	4,550	43,953
Crawford & Co. - Class B	8,300	53,037
Customers Bancorp, Inc.*	9,150	100,009
CVB Financial Corp.	15,300	306,765
Dime Community Bancshares, Inc.	10,700	146,697
Donegal Group, Inc. - Class A	4,331	65,831
Eagle Bancorp, Inc.	1,307	39,484
Employers Holdings, Inc.	10,700	433,457
Encore Capital Group, Inc.*[1]	4,450	104,041
Enova International, Inc.*	1,240	17,968
Enstar Group Ltd.*	1,200	190,860
Enterprise Financial Services Corp.	1,500	41,865
Equity Bancshares, Inc. - Class A*	1,200	20,700
ESSA Bancorp, Inc.	3,328	45,427
EZCORP, Inc. - Class A*	17,430	72,683
Farmers National Banc Corp.	730	8,490
FBL Financial Group, Inc. - Class A	8,500	396,695
Federal Agricultural Mortgage Corp. - Class C	1,948	108,367
Federated Hermes, Inc.	1,700	32,385
FedNat Holding Co.	1,590	18,253
Fifth Third Bancorp	3,072	45,619
Financial Institutions, Inc.	4,430	80,360
First Bancorp, Inc.	1,370	30,140
First BanCorp/Puerto Rico	80,750	429,590
First Bancorp/Southern Pines NC	2,300	53,084
First Bancshares, Inc.	566	10,794
First Bank/Hamilton NJ	1,300	9,022
First Busey Corp.	7,329	125,399
First Business Financial Services, Inc.	1,612	24,986
First Citizens BancShares, Inc. - Class A	110	36,616
First Commonwealth Financial Corp.	21,390	195,505
First Community Bankshares, Inc.	2,650	61,745
First Defiance Financial Corp.	5,614	82,750
First Financial Bancorp	15,183	226,379

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Financial Bankshares, Inc.	7,710	$206,936
First Financial Corp.	1,981	66,799
First Financial Northwest, Inc.	2,600	26,104
First Foundation, Inc.	1,700	17,374
First Internet Bancorp	1,400	22,988
First Interstate BancSystem, Inc. - Class A	3,766	108,611
First Merchants Corp.	5,700	150,993
First Mid Bancshares, Inc.	732	17,378
First Midwest Bancorp, Inc.	22,420	296,729
First United Corp.	1,200	17,148
Flagstar Bancorp, Inc.	13,000	257,790
Flushing Financial Corp.	8,000	106,880
FNB Corp.	13,152	96,930
Franklin Financial Network, Inc.	500	10,195
FRP Holdings, Inc.*	400	17,200
Fulton Financial Corp.	49,700	571,053
Genworth Financial, Inc. - Class A*	50,090	166,299
German American Bancorp, Inc.	787	21,603
Glacier Bancorp, Inc.	7,110	241,776
Global Indemnity Ltd.	3,500	89,250
Great Southern Bancorp, Inc.	2,015	81,406
Great Western Bancorp, Inc.	9,960	203,981
Griffin Industrial Realty, Inc.	400	13,080
Hallmark Financial Services, Inc.*	2,759	11,146
Hancock Whitney Corp.	12,400	242,048
Hanover Insurance Group, Inc.	2,990	270,834
HCI Group, Inc.	400	16,100
Heartland Financial USA, Inc.	2,500	75,500
Heritage Commerce Corp.	1,140	8,744
Heritage Financial Corp.	2,870	57,400
Heritage Insurance Holdings, Inc.	3,400	36,414
Hilltop Holdings, Inc.	13,347	201,807
HMN Financial, Inc.*	1,120	20,160
Home Bancorp, Inc.	1,820	44,444
HomeStreet, Inc.	8,950	198,958
Hope Bancorp, Inc.	22,217	182,624
Horace Mann Educators Corp.	14,500	530,555
Horizon Bancorp, Inc.	3,241	31,956
Howard Bancorp, Inc.*	600	6,516
IBERIABANK Corp.[1]	9,271	335,239
Independence Holding Co.	1,910	48,820
Independent Bank Corp.	1,289	16,589
Independent Bank Corp.	3,113	200,384
Independent Bank Group, Inc.	3,975	94,128
International Bancshares Corp.	17,800	478,464
Investors Title Co.	400	51,200
James River Group Holdings Ltd.	2,600	94,224
Janus Henderson Group PLC	4,430	67,868
Kearny Financial Corp.	17,922	153,950
Kemper Corp.	14,691	1,092,570
Lakeland Bancorp, Inc.	6,795	73,454
Lakeland Financial Corp.	2,090	76,808
LCNB Corp.	1,000	12,600
Legg Mason, Inc.[1]	2,300	112,355
Live Oak Bancshares, Inc.[1]	800	9,976
LPL Financial Holdings, Inc.	500	27,215
Macatawa Bank Corp.	4,200	29,904
Marlin Business Services Corp.	3,000	33,510
MBIA, Inc.*	1,365	9,746
McGrath RentCorp	4,525	237,019
Mercantile Bank Corp.	4,330	91,666
Meridian Bancorp, Inc.	3,300	37,026
Meta Financial Group, Inc.	1,400	30,408
Metropolitan Bank Holding Corp.*	400	10,772
MGIC Investment Corp.	6,280	39,878
Midland States Bancorp, Inc.	2,900	50,721
MidWestOne Financial Group, Inc.	1,400	29,316
Mr Cooper Group, Inc.*	7,907	57,958
MutualFirst Financial, Inc.	1,226	34,573
MVB Financial Corp.	1,300	16,575
National Western Life Group, Inc. - Class A	940	161,680
Navient Corp.	26,360	199,809
NBT Bancorp, Inc.	3,020	97,818
Nelnet, Inc. - Class A	6,900	313,329
Nicolet Bankshares, Inc.*	1,095	59,765
Northfield Bancorp, Inc.	3,400	38,046
Northrim BanCorp, Inc.	2,320	62,640
Northwest Bancshares, Inc.	22,598	261,459
OceanFirst Financial Corp.	9,668	153,818
OFG Bancorp	14,470	161,775
Old National Bancorp	40,566	535,066
Old Second Bancorp, Inc.	3,600	24,876
On Deck Capital, Inc.*	9,270	14,276
OneMain Holdings, Inc.	9,970	190,626
Oppenheimer Holdings, Inc. - Class A	2,700	53,352
Opus Bank	4,600	79,718
Pacific Premier Bancorp, Inc.	8,988	169,334
PacWest Bancorp	1,220	21,862
Park National Corp.	70	5,435
Parke Bancorp, Inc.	763	10,293
Peapack Gladstone Financial Corp.	3,025	54,299
PennyMac Financial Services, Inc.	1,800	39,798

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Peoples Bancorp, Inc.	3,300	$73,095
People’s United Financial, Inc.	2,267	25,050
Pinnacle Financial Partners, Inc.	2,223	83,451
Piper Sandler Cos.	4,700	237,679
PJT Partners, Inc. - Class A	260	11,281
Popular, Inc.	7,940	277,900
PRA Group, Inc.*	8,910	246,985
Preferred Bank/Los Angeles CA	970	32,805
Premier Financial Bancorp, Inc.	3,712	46,029
Primerica, Inc.	1,250	110,600
Protective Insurance Corp.	2,500	34,375
Provident Financial Holdings, Inc.	2,320	35,334
Provident Financial Services, Inc.	22,880	294,237
QCR Holdings, Inc.	1,400	37,898
RE/MAX Holdings, Inc. - Class A	700	15,344
Realogy Holdings Corp.	19,820	59,658
Regional Management Corp.*	3,160	43,166
Renasant Corp.	9,703	211,914
Republic Bancorp, Inc. - Class A	1,500	49,545
Riverview Bancorp, Inc.	6,648	33,306
RLI Corp.	1,500	131,895
S&T Bancorp, Inc.	6,516	178,017
Safehold, Inc.	360	22,763
Safety Insurance Group, Inc.	2,470	208,542
Sandy Spring Bancorp, Inc.	4,031	91,262
Seacoast Banking Corp. of Florida*	4,075	74,613
Security National Financial Corp. - Class A*	160	683
Selective Insurance Group, Inc.	4,173	207,398
ServisFirst Bancshares, Inc.	800	23,456
Shore Bancshares, Inc.	2,400	26,040
Sierra Bancorp	3,970	69,793
Simmons First National Corp. - Class A	19,764	363,658
SmartFinancial, Inc.	770	11,712
South State Corp.	4,169	244,845
Southern First Bancshares, Inc.*	1,300	36,881
Southern Missouri Bancorp, Inc.	600	14,562
Southern National Bancorp of Virginia, Inc.	3,504	34,479
Southside Bancshares, Inc.	4,166	126,605
State Auto Financial Corp.	4,515	125,472
Sterling Bancorp	29,966	313,145
Stewart Information Services Corp.	3,980	106,147
Stifel Financial Corp.	8,350	344,688
Stock Yards Bancorp, Inc.	1,450	41,949
Summit Financial Group, Inc.	1,401	29,715
TCF Financial Corp.	12,663	286,944
Territorial Bancorp, Inc.	700	17,185
Third Point Reinsurance Ltd.*	15,000	111,150
Timberland Bancorp, Inc.	1,578	28,862
Tiptree, Inc.	12,080	63,058
Tompkins Financial Corp.	2,049	147,118
Towne Bank/Portsmouth VA	3,092	55,934
TriCo Bancshares	2,225	66,350
TriState Capital Holdings, Inc.*	1,030	9,960
TrustCo Bank Corp. NY	5,540	29,971
Trustmark Corp.	8,780	204,574
Umpqua Holdings Corp.	17,074	186,107
United Bankshares, Inc.	4,341	100,190
United Community Banks, Inc.	7,840	143,550
United Fire Group, Inc.	8,150	265,771
Unity Bancorp, Inc.	1,003	11,735
Universal Insurance Holdings, Inc.	1,860	33,331
Univest Financial Corp.	6,830	111,466
Valley National Bancorp	14,843	108,502
Veritex Holdings, Inc.	3,270	45,682
Virtus Investment Partners, Inc.	620	47,188
Waddell & Reed Financial, Inc. - Class A1	2,570	29,247
Walker & Dunlop, Inc.	3,270	131,683
Washington Federal, Inc.	29,310	760,888
Washington Trust Bancorp, Inc.	200	7,312
Waterstone Financial, Inc.	6,014	87,444
WesBanco, Inc.	14,241	337,512
Westamerica Bancorporation	2,000	117,560
Western New England Bancorp, Inc.”	8,381	56,656
White Mountains Insurance Group Ltd.	40	36,400
Wintrust Financial Corp.	2,300	75,578
WisdomTree Investments, Inc.	2,910	6,780
World Acceptance Corp.*[1]	230	12,560
WSFS Financial Corp.	4,696	117,024
		29,933,390
GOVERNMENT — 0.0%
Banco Latinoamericano de Comercio Exterior S.A. - Class E	800	8,248

INDUSTRIAL — 19.8%
AAON, Inc.	340	16,429
AAR Corp.	11,730	208,325
Advanced Energy Industries, Inc.*	760	36,852
Aegion Corp.*	11,789	211,377
AeroVironment, Inc.*	730	44,501
Air Transport Services Group, Inc.*	3,100	56,668
Alamo Group, Inc.	1,950	173,121
Allied Motion Technologies, Inc.	596	14,125
Altra Industrial Motion Corp.	1,650	28,859

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
American Outdoor Brands Corp.*	12,700	$105,410
American Woodmark Corp.*	240	10,937
Apogee Enterprises, Inc.	1,530	31,855
ArcBest Corp.	9,640	168,893
Arcosa, Inc.	680	27,023
Ardmore Shipping Corp.	7,420	38,955
Argan, Inc.	260	8,988
Armstrong Flooring, Inc.*	5,000	7,150
Astec Industries, Inc.	5,617	196,426
Atlas Air Worldwide Holdings, Inc.*	9,050	232,313
Avnet, Inc.	2,250	56,475
AZZ, Inc.	700	19,684
Barnes Group, Inc.	12,500	522,875
Bel Fuse, Inc. - Class B1	890	8,669
Belden, Inc.	1,690	60,975
Benchmark Electronics, Inc.	12,190	243,678
Boise Cascade Co.	12,410	295,110
Brady Corp. - Class A	4,800	216,624
CECO Environmental Corp.*	2,900	13,543
CIRCOR International, Inc.*	3,790	44,078
Colfax Corp.*	13,730	271,854
Columbus McKinnon Corp.	3,000	75,000
Comfort Systems USA, Inc.	2,530	92,472
Comtech Telecommunications Corp.	5,760	76,550
Construction Partners, Inc. - Class A*	510	8,614
Cornerstone Building Brands, Inc.*	3,600	16,416
Costamare, Inc.	15,410	69,653
Covenant Transportation Group, Inc. - Class A*	3,832	33,223
CPI Aerostructures, Inc.*	5,870	13,208
CSW Industrials, Inc.	960	62,256
Curtiss-Wright Corp.	2,650	244,886
DHT Holdings, Inc.	29,680	227,646
Dorian LPG Ltd.*	11,511	100,261
Ducommun, Inc.*	3,562	88,516
Dycom Industries, Inc.*	830	21,290
Eastern Co.	710	13,845
Echo Global Logistics, Inc.*	6,000	102,480
EMCOR Group, Inc.	1,990	122,027
Encore Wire Corp.	6,400	268,736
Enerpac Tool Group Corp.	2,200	36,410
EnPro Industries, Inc.	1,300	51,454
ESCO Technologies, Inc.	5,090	386,382
Fabrinet*	2,280	124,397
FARO Technologies, Inc.*	400	17,800
Federal Signal Corp.	8,140	222,059
Fitbit, Inc. - Class A*	10,390	69,197
Forward Air Corp.	510	25,832
Frontline Ltd./Bermuda[1]	11,250	108,113
GasLog Ltd.[1]	6,480	23,458
GATX Corp.	15,040	940,902
Gencor Industries, Inc.*	1,700	17,850
Generac Holdings, Inc.*	3,170	295,349
General Finance Corp.*	1,600	9,984
Gibraltar Industries, Inc.*	4,620	198,290
Golar LNG Ltd.	2,550	20,094
Goldfield Corp.*	6,400	18,176
Granite Construction, Inc.	8,345	126,677
Great Lakes Dredge & Dock Corp.*	13,200	109,560
Greenbrier Cos., Inc.	9,300	164,982
Greif, Inc. - Class A	6,110	189,960
Griffon Corp.	12,630	159,770
Haynes International, Inc.	3,100	63,891
Heartland Express, Inc.	2,600	48,282
Heritage-Crystal Clean, Inc.*	1,990	32,318
Hillenbrand, Inc.	1,777	33,958
Hub Group, Inc. - Class A*[1]	10,700	486,529
Hurco Cos., Inc.	1,582	46,036
Hyster-Yale Materials Handling, Inc.	1,580	63,342
Ichor Holdings Ltd.*	1,400	26,824
IES Holdings, Inc.*	960	16,944
II-VI, Inc.*	4,015	114,428
Infrastructure and Energy Alternatives, Inc.*	15,530	31,215
Insteel Industries, Inc.	900	11,925
International Seaways, Inc.	3,940	94,127
Intevac, Inc.*	4,200	17,178
Itron, Inc.*	1,180	65,879
Kadant, Inc.	820	61,213
Kaman Corp.	2,600	100,022
KBR, Inc.	4,490	92,853
KEMET Corp.	3,130	75,621
Kimball Electronics, Inc.*	6,850	74,802
Kirby Corp.*	800	34,776
Knowles Corp.*	19,110	255,692
Lawson Products, Inc.*	1,086	29,018
Louisiana-Pacific Corp.	2,020	34,704
Lydall, Inc.*	2,738	17,687
Manitowoc Co., Inc.*	3,500	29,750
Marten Transport Ltd.	17,750	364,230
Materion Corp.	5,740	200,957
Matson, Inc.	3,550	108,701
Matthews International Corp. - Class A	4,530	109,581

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Moog, Inc. - Class A	5,600	$282,968
MSA Safety, Inc.	790	79,948
MYR Group, Inc.*	3,800	99,522
National Presto Industries, Inc.	100	7,081
Navios Maritime Acquisition Corp.	2,320	11,182
NL Industries, Inc.	4,900	14,602
NN, Inc.	5,350	9,256
Nordic American Tankers Ltd.	26,220	118,777
Olympic Steel, Inc.	1,469	15,204
Orion Group Holdings, Inc.*	3,700	9,620
OSI Systems, Inc.*	120	8,270
Overseas Shipholding Group, Inc. - Class A*	29,090	66,034
PAM Transportation Services, Inc.*[1]	1,006	30,935
Park-Ohio Holdings Corp.	1,500	28,410
Patrick Industries, Inc.	490	13,798
Perma-Pipe International Holdings, Inc.*	1,520	9,454
Plexus Corp.*	7,380	402,653
Powell Industries, Inc.	1,500	38,505
Regal Beloit Corp.	5,720	360,074
Rexnord Corp.	3,960	89,773
Saia, Inc.*	1,330	97,808
Sanmina Corp.*	27,080	738,742
Schneider National, Inc. - Class B	2,550	49,317
Scorpio Bulkers, Inc.	4,950	12,524
Scorpio Tankers, Inc.	6,873	131,412
SEACOR Holdings, Inc.*	4,654	125,472
SFL Corp. Ltd.	21,445	203,084
Simpson Manufacturing Co., Inc.	570	35,329
Spirit AeroSystems Holdings, Inc. - Class A	1,040	24,887
SPX Corp.*	1,450	47,328
SPX FLOW, Inc.*	5,300	150,626
Standex International Corp.	700	34,314
Sterling Construction Co., Inc.*	3,900	37,050
Stoneridge, Inc.*	1,400	23,450
Strattec Security Corp.	1,392	20,142
Summit Materials, Inc. - Class A*	12,900	193,500
Synalloy Corp.*	1,200	10,476
SYNNEX Corp.	5,325	389,257
Tech Data Corp.*	6,525	853,796
Teekay Corp.*[1]	9,410	29,736
Teekay Tankers Ltd. - Class A*	6,910	153,678
Teledyne Technologies, Inc.*	460	136,744
Terex Corp.	1,200	17,232
Tetra Tech, Inc.	1,470	103,811
TimkenSteel Corp.*	6,500	20,995
TopBuild Corp.*	7,200	515,808
Tredegar Corp.	11,592	181,183
Trex Co., Inc.*	1,330	106,586
TriMas Corp.*	6,000	138,600
Trinity Industries, Inc.	12,950	208,106
Trinseo S.A.	3,720	67,369
Triumph Group, Inc.	2,390	16,156
TTM Technologies, Inc.*	37,464	387,378
Tutor Perini Corp.*	11,580	77,818
U.S. Concrete, Inc.*	670	12,154
UFP Technologies, Inc.*	800	30,472
Ultralife Corp.*	2,600	13,520
Universal Forest Products, Inc.	13,000	483,470
Vishay Intertechnology, Inc.	37,710	543,401
Vishay Precision Group, Inc.*	2,700	54,216
VSE Corp.	1,500	24,585
Watts Water Technologies, Inc. - Class A	2,400	203,160
Werner Enterprises, Inc.	16,020	580,885
Willis Lease Finance Corp.*	2,390	63,574
WillScot Corp.*	1,000	10,130
YRC Worldwide, Inc.*[1]	4,840	8,131
ZAGG, Inc.*	6,000	18,660
		20,150,168
TECHNOLOGY — 7.2%
3D Systems Corp.*	1,630	12,567
Agilysys, Inc.*	1,540	25,718
Allscripts Healthcare Solutions, Inc.*	14,020	98,701
Alpha & Omega Semiconductor Ltd.*	5,850	37,498
Amkor Technology, Inc.*	66,470	517,801
Amtech Systems, Inc.*	3,800	16,530
Asure Software, Inc.*	2,080	12,397
Avaya Holdings Corp.*	3,400	27,506
Axcelis Technologies, Inc.*	3,910	71,592
AXT, Inc.*	10,500	33,705
Bandwidth, Inc. - Class A*[1]	800	53,832
Brooks Automation, Inc.	800	24,400
Cabot Microelectronics Corp.	266	30,361
CACI International, Inc. - Class A*	5,500	1,161,325
CEVA, Inc.*	1,370	34,154
Cirrus Logic, Inc.*	3,400	223,142
Cloudera, Inc.*	17,830	140,322
Cohu, Inc.	6,452	79,876
Computer Programs & Systems, Inc.	1,100	24,475
Conduent, Inc.*	7,910	19,380
CSG Systems International, Inc.	500	20,925
CTS Corp.	3,640	90,600

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Cubic Corp.	860	$35,527
Digi International, Inc.*	7,800	74,412
Diodes, Inc.*	9,380	381,156
DSP Group, Inc.*	3,400	45,560
Ebix, Inc.	485	7,362
EMCORE Corp.*	2,750	6,160
ExlService Holdings, Inc.*	1,040	54,111
FormFactor, Inc.*	14,076	282,787
Inphi Corp.*	980	77,587
Insight Enterprises, Inc.*	10,260	432,254
Key Tronic Corp.*	3,400	9,894
Kulicke & Soffa Industries, Inc.	22,400	467,488
Lattice Semiconductor Corp.*	900	16,038
Lumentum Holdings, Inc.*	1,365	100,600
ManTech International Corp. - Class A	9,280	674,378
MKS Instruments, Inc.	270	21,991
MTS Systems Corp.	1,500	33,750
NCR Corp.*	1,220	21,594
NetScout Systems, Inc.*	14,340	339,428
NextGen Healthcare, Inc.*	1,030	10,753
OneSpan, Inc.*	1,330	24,139
Onto Innovation, Inc.*	4,479	132,892
PDF Solutions, Inc.*	5,710	66,921
Perspecta, Inc.	1,700	31,008
Photronics, Inc.*	16,300	167,238
Pitney Bowes, Inc.	3,700	7,548
Rambus, Inc.*	4,600	51,060
Rimini Street, Inc.*	2,120	8,671
Science Applications International Corp.	397	29,628
StarTek, Inc.*	2,750	10,340
Stratasys Ltd.*	7,370	117,551
Super Micro Computer, Inc.*	840	17,875
Sykes Enterprises, Inc.*	11,797	319,935
Synaptics, Inc.*	1,880	108,796
Tabula Rasa HealthCare, Inc.*	1,110	58,042
TiVo Corp.	15,670	110,944
TTEC Holdings, Inc.	1,650	60,588
Ultra Clean Holdings, Inc.*	3,550	48,990
Unisys Corp.*	1,920	23,712
Veeco Instruments, Inc.*	1,070	10,240
Veritone, Inc.*[1]	7,900	18,407
Xperi Corp.	1,580	21,978
Zscaler, Inc.*	880	53,557
		7,349,697

Ameresco, Inc. - Class A*	4,593	78,219
PICO Holdings, Inc.*	1,600	12,448
		90,667
TOTAL COMMON STOCKS
(Cost $101,875,846)		96,433,761

PREFERRED STOCKS — 0.0%
INDUSTRIAL — 0.0%
Steel Partners Holdings LP
6.00%, 2/7/2026[2]	1,828	30,948

TOTAL PREFERRED STOCKS
(Cost $39,598)		30,948

EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 2000 Value ETF	6,280	515,149
SPDR S&P Regional Banking ETF[1]	10,790	351,646

TOTAL EXCHANGE-TRADED FUNDS
(Cost $905,461)		866,795

RIGHTS — 0.0%
CONSUMER, NON-CYCLICAL — 0.0%
Elanco Animal Health, Inc. *	3,800	—

FINANCIAL — 0.0%
A Schulman, Inc.*	8,650	—
First Eagle Holdings, Inc.*	8,200	—
		—
TOTAL RIGHTS
(Cost $0)		—

MONEY MARKET INVESTMENTS — 7.3%
Blackrock Liquidity Funds FedFund Portfolio - Class Institutional, 0.33%[3,4]	487,114	487,114
Federated Treasury Obligations Fund - Class Institutional, 0.31%[3,5]	4,688,062	4,688,062
Invesco Government & Agency Portfolio - Class Institutional, 0.43%[3,4]	2,200,000	2,200,000

TOTAL MONEY MARKET INVESTMENTS
(Cost $7,375,176)		7,375,176

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS (Continued)
As of March 31, 2020 (Unaudited)

	Number of Shares	Value
TOTAL INVESTMENTS — 103.2%
(Cost $110,196,081)		$104,706,680

Liabilities less other assets — (3.2)%		(3,212,125)

TOTAL NET ASSETS — 100.0%		$101,494,555

LP – Limited Partnership

PLC – Public Limited Company

*	Non-income producing security.

[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $2,481,349 at March 31, 2020.

[2]	Callable.

[3]	Variable rate security; the rate shown represents the rate at March 31, 2020.

[4]	Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $2,687,114 at March 31, 2020.

[5]	All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 March 31, 2020.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS
As of March 31, 2020 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banks	15.4%
Insurance	7.0%
Commercial Services	5.3%
Retail	5.2%
Electronics	4.9%
Transportation	3.9%
Savings & Loans	3.7%
Diversified Financial Services	3.0%
Semiconductors	3.0%
Computers	2.9%
Home Builders	2.5%
Telecommunications	2.2%
Healthcare-Services	2.0%
Distribution/Wholesale	1.9%
Agriculture	1.8%
Food	1.7%
Building Materials	1.6%
Engineering & Construction	1.6%
Chemicals	1.6%
Oil & Gas	1.6%
Miscellaneous Manufacturing	1.5%
Aerospace/Defense	1.4%
Software	1.4%
Iron/Steel	1.3%
Healthcare-Products	1.2%
Media	1.2%
Trucking & Leasing	1.2%
Auto Parts & Equipment	0.9%
Machinery-Diversified	0.9%
Pharmaceuticals	0.8%
Household Products/Wares	0.8%
Hand/Machine Tools	0.7%
Electrical Components & Equipment	0.7%
Oil & Gas Services	0.7%
Mining	0.7%
Forest Products & Paper	0.6%
Internet	0.6%
Energy-Alternate Sources	0.6%
Airlines	0.5%
Metal Fabricate/Hardware	0.5%
Packaging & Containers	0.5%
Real Estate	0.4%
Textiles	0.3%
Leisure Time	0.3%
Apparel	0.3%
Machinery-Construction & Mining	0.3%
Biotechnology	0.3%
Storage/Warehousing	0.3%
Home Furnishings	0.2%
Entertainment	0.2%
Coal	0.2%
Environmental Control	0.1%
Lodging	0.1%
Auto Manufacturers	0.1%
Cosmetics/Personal Care	0.1%
Pipelines	0.1%
Electric	0.1%
Office Furnishings	0.1%
Housewares	0.0%[1]
Water	0.0%[1]
Multi-National	0.0%[1]
Office/Business Equipment	0.0%[1]
Total Common Stocks	95.0%
Preferred Stocks	0.0%
Total Preferred Stocks	0.0%
Exchange-Traded Funds	0.9%
Rights	0.0%
Money Market Investments	7.3%
Total Investments	103.2%
Liabilities less other assets	(3.2)%
Total Net Assets	100.0%

[1]	Resulted in less than 0.05% per industry.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES
As of March 31, 2020 (Unaudited)

ASSETS:
Investments in securities, at value (cost $110,196,081)	$104,706,680	(1)
Cash held at broker	409,930
Receivables:
Securities sold	2,009,472
Fund shares issued	790,110
Dividends and interest	118,711
Securities lending income	4,984
Due from Advisor	16,889
Prepaid expenses and other assets	37,702
Total assets	108,094,478

LIABILITIES:
Collateral due to broker for securities loaned	2,687,114
Payables:
Securities purchased	208,017
Fund shares redeemed	3,588,112
Due to Trustees	4,789
Due to Adviser	49,723
Fund accounting and administration fees and expenses	5,766
Transfer agent fees	12,810
Custody fees	16,061
Accrued other expenses	27,531
Total liabilities	6,599,923

NET ASSETS	$101,494,555

COMPONENTS OF NET ASSETS:
Paid-in capital	$109,502,565
Total accumulated deficit	(8,008,010)
NET ASSETS	$101,494,555

Shares outstanding, no par value (unlimited shares authorized)	9,108,800

Net asset value, offering and redemption price per share	$11.14

(1)	Includes securities on loan of $2,481,349 (see Note 2).

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2020 (Unaudited)

INVESTMENT INCOME
Income
Dividends (net of foreign withholding taxes of $139)	$1,355,025
Securities lending income	36,265
Interest	36,992
Total investment Income	1,428,282

Expenses
Investment advisory fees	427,103
Fund accounting and administration fees and expenses	47,557
Transfer agent fees	34,012
Custody fees	23,938
Registration fees	23,639
Professional fees	23,500
Shareholder reporting fees	11,223
Trustees’ fees and expenses	4,163
Insurance fees	3,716
Miscellaneous expenses	2,767
Total expenses	601,618
Fees waived/expenses reimbursed by the Adviser	(89,095)
Net expenses	512,523
Net investment income	915,759

Net Realized and Unrealized Loss on Investments and Purchased Options Contracts
Net realized gain (loss) on:
Investments	96,990
Purchased options contracts	(1,396,052)
Net realized gain	(1,299,062)
Net change in unrealized depreciation on investments	(50,027,589)
Net realized and unrealized loss on investments and purchased options contracts	(51,326,651)

Net Decrease in Net Assets from Operations	$(50,410,892)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment income	$915,759	$2,084,517
Net realized gain (loss) on investments and purchased options contracts	(1,299,062)	6,586,904
Net change in unrealized appreciation/depreciation on foreign currency translations	(50,027,589)	(45,482,592)
Net decrease in net assets resulting from operations	(50,410,892)	(36,811,171)

Distributions to Shareholders	(3,456,344)	(25,403,220)

Capital Transactions
Proceeds from shares issued	24,528,846	47,662,209
Reinvestment of distributions	3,450,293	25,351,366
Cost of shares redeemed	(55,067,138)	(131,369,255)
Net decrease resulting from capital transactions	(27,087,999)	(58,355,680)

Total decrease in net assets	(80,955,235)	(120,570,071)

Net Assets:
Beginning of year	182,449,790	303,019,861
End of year	$101,494,555	$182,449,790

Capital Share Activity
Shares issued	1,920,012	2,981,484
Shares reinvested	198,816	1,576,695
Shares redeemed	(4,025,356)	(7,875,451)
Net decrease in capital share	(1,906,528)	(3,317,272)

See accompanying Notes to Financial Statements.

Vericimetry Funds

Vericimetry U.S. Small Cap Value Fund

Financial Highlights

For a capital share outstanding throughout each period
	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
Net asset value, beginning of period	$16.56	$21.14	$19.69	$16.64	$14.98	$15.32
Income from Investment Operations:
Net investment income	0.09	0.17	0.15	0.12	0.14	0.16
Net realized and unrealized gain (loss) on investments	(5.18)	(2.92)	1.54	3.04	1.65	(0.32)
Total from investment operations	(5.09)	(2.75)	1.69	3.16	1.79	(0.16)

Less Distributions:
From net investment income	(0.10)	(0.15)	(0.16)	(0.11)	(0.13)	(0.14)
From net realized gain	(0.23)	(1.68)	(0.08)	—	—	(0.04)
Total distributions	(0.33)	(1.83)	(0.24)	(0.11)	(0.13)	(0.18)

Net asset value, end of period	$11.14	$16.56	$21.14	$19.69	$16.64	$14.98

Total return	(31.46)%[1]	(12.70)%	8.62%	19.06%	12.01%	(1.10)%

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$101,495	$182,450	$303,020	$301,760	$261,222	$190,102

Ratio of expenses to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.70%[2]	0.67%[3]	0.65%[3]	0.66%	0.68%	0.69%
After fees reimbursed by the Adviser	0.60%[2]	0.60%[3]	0.60%[3]	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets (including interest expense)
Before fees reimbursed by the Adviser	0.97%[2]	0.86%	0.69%	0.58%	0.84%	0.91%
After fees reimbursed by the Adviser	1.07%[2]	0.93%	0.74%	0.64%	0.92%	1.00%

Portfolio turnover rate	35%[1]	47%	46%	42%	39%	34%

[1]	Not annualized.

[2]	Annualized.

[3]	Ratio of interest expense to average net assets was less than 0.005%.

See accompanying Notes to Financial Statements.

Vericimetry Funds

Notes to Financial Statements

As of March 31, 2020 (Unaudited)

1. Organization

Vericimetry Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of one diversified series of shares: the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s investment objective is to achieve long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2. Significant Accounting Policies

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification Topic 946, Financial Services – Investment Companies, including FASB Accounting Standards Update 2013-08.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)

Investment Valuation – Investments in securities traded on a national securities exchange, including common stocks, preferred stocks, exchange-traded funds and rights, are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Purchased options and other when-issued securities will follow the same pricing methods as the applicable equity securities. Debt securities are valued on the basis of bid-side prices. Money market investments are valued at their traded net asset value. Short-term investments may be valued at amortized cost, when it approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Vericimetry Advisors LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”).

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –

quoted prices in active markets for identical securities that the Fund has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement to a Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2020 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of March 31, 2020:

	Level 1	Level 2	Level 3		Total
Investments in Securities
Common Stocks
Basic Materials	$4,241,937	$—	$—		$4,241,937
Communications	4,065,718	—	—		4,065,718
Consumer, Cyclical	13,171,388	—	—		13,171,388
Consumer, Non-Cyclical	14,287,816	—	—		14,287,816
Energy	3,134,732	—	—		3,134,732
Financial	29,933,390	—	—		29,933,390
Government	8,248	—	—		8,248
Industrial	20,150,168	—	—		20,150,168
Technology	7,349,697	—	—		7,349,697
Utilities	90,667	—	—		90,667
Preferred Stocks
Diversified	30,948	—	—		49,554
Exchange-Traded Funds	866,795	—	—		866,795
Rights	—	—	—	*	—
Money Market Investments	7,375,176	—	—		7,375,176
Total Investments in Securities	$104,706,680	$—	$—		$104,706,680

*	The Adviser valued these holdings at $0 as of March 31, 2020.

There were no transfers into or out of Level 3 during the reporting period.

(b)

Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount over the life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c)

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund. The Fund may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

GAAP requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2020 (Unaudited)

GAAP requires management of the Fund to analyze all open tax years (for the Fund, tax years 2016-2019), as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended March 31, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)

Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

(e)

Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income net of fees. The Fund may pay reasonable administrative and custodial fees in connection with any such loan. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, all relevant facts and circumstances are considered, including the creditworthiness of the borrower. The loans are made only to firms deemed to be of good standing, and when the consideration that can be earned from securities’ loans of this type justifies the attendant risk. All loans are required to be secured continuously by collateral in cash, cash equivalents (negotiable certificates of deposit, bankers acceptances or letters of credit), or securities of the U.S. Government or its agencies maintained on a current basis at an amount at least equal to 102% of the current value of the securities loaned for domestic U.S. securities, (excluding Government Securities as defined below), and 105% of the current value of foreign equity loaned securities. Securities issued or guaranteed by the United States Government or its federal agencies or instrumentalities (“Government Securities”) may be maintained at 100% of current value. Collateral is received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities. Gain or loss in the value of securities loaned that may occur while the securities are on loan will be for the account of the Fund.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. However, the Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions.

At March 31, 2020, the value of securities loaned by the Fund was $2,481,349 and the Fund received cash collateral of $2,687,114. Securities purchased via reinvestment of cash collateral received as part of the securities lending program consisted of institutional money market funds with overnight and continuous maturities.

(f)

Option Contracts – An option is an agreement whereby for a premium or fee, one party gains the right to buy (or sell) the underlying asset from the other party at a specified price on or after a specified date. The Fund may lose the value of the premium paid if the underlying asset does not change in price sufficiently and the Fund chooses not to exercise the option before it expires. The Fund may buy options on individual equities as a potentially cost effective way to gain exposure to these securities and possibly acquire or dispose of the underlying securities. The Fund may buy options on equity indexes or their ETF equivalents as a potentially cost-effective way to gain exposure to these indexes. The Fund held no option contracts as of March 31, 2020.

(g)

Asset Coverage for Options Positions – The Fund is required to deposit and maintain margin with respect to its futures and options positions. Such margin deposits will vary depending on the nature of the underlying instrument (and the related initial margin requirements), the current market value of the instrument and other positions held by the Fund. The Fund will hold liquid assets or enter into transactions to cover the underlying obligation or set aside in a segregated account at the Fund’s custodian liquid assets, such as cash, U.S. Government securities or other high grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be placed in the segregated account whenever the total value of the segregated account falls below the amount due on the underlying obligation. The amount of such collateral as of March 31, 2020 is denoted in the Fund’s Schedule of Investments.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2020 (Unaudited)

(h)

GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. As of March 31, 2020, the Fund had no open derivative instruments and therefore there was no impact to the Statement of Assets and Liabilities. The limited use of derivatives by the Fund during the six months ended March 31, 2020 was related to purchased equity options and resulted in a net realized loss of $1,396,052, which is reflected on the Statement of Operations. The Fund had purchased option transactions during the six months ended March 31, 2020, however, due to the timing of these transactions, the average monthly notional amount for the Fund was $0.

For the six months ended March 31, 2020, the Fund’s purchases and sales of option contracts were as follows:

Purchases	Sales
$3,049,162	$1,653,110

(i)

GAAP requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures and determined that there is no effect. As there are no master netting arrangements relating to the Fund’s participation in securities lending, and all amounts related to securities lending are presented gross on the Fund’s Statement of Assets and Liabilities, no additional disclosures have been made on behalf of the Fund. Please reference Note 2(e) for additional disclosures related to securities lending, including collateral related to securities on loan. There are no master netting arrangements relating to the Fund’s use of option contracts.

3. Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser provides general investment advisory services for the Fund. For providing these services, the Adviser receives a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to waive its management fee or reimburse the Fund so that its total annual operating expenses (excluding non-operating costs, which includes but is not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments) do not exceed 0.60% of the Fund’s average daily net assets until January 31, 2021. For six months ended March 31, 2020, the Fund accrued $427,103 in advisory fees under the Investment Advisory Agreement. Over the same time period, the Adviser waived fees and reimbursed expenses in the amount of $89,095.

Under the terms of the Expense Limitation Agreement, if at any time the expenses of the Fund are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed within the prior three years, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis, or the expense limitation in place at time of waiver or reimbursement. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. All such reimbursements are contingent upon Board review and approval. As of March 31, 2020, reimbursements that may potentially be made by the Fund to the Adviser total $560,327, which expire as follows:

September 30, 2020	$159,801
September 30, 2021	$147,633
September 30, 2022	$163,798
September 30, 2023	$89,095

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. UMB Distribution Services, LLC, an affiliate of UMBFS, serves as the Fund’s distributor. Amounts paid to UMBFS and its affiliates by the Fund are reflected on the Statement of Operations.

Certain officers and a Trustee of the Trust are also officers of the Adviser and/or an employee of UMBFS. Such persons are not compensated by the Fund for the services they provide to the Fund.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2020 (Unaudited)

4. Federal Income Tax Information

At September 30, 2019, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of Investments	$148,224,273
Gross Unrealized Appreciation	$51,177,602
Gross Unrealized Depreciation	(8,015,689)
Net Unrealized Appreciation	$43,161,913

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$265,120
Undistributed Long-term Gains	2,440,228
Other Accumulated Losses	(8,035)
Unrealized Appreciation on Investments	43,161,913
Total Distributable Earnings	$45,859,226

The tax character of distributions paid during the fiscal years ended September 30, 2019 and September 30, 2018 were as follows:

	September 30, 2019	September 30, 2018
Distributions Paid From:
Ordinary Income	$1,961,219	$2,383,207
Long-term Capital Gains	23,442,001	1,199,563
Total Distributions	$25,403,220	$3,582,770

5. Investment Transactions

For the six months ended March 31, 2020, the Fund’s purchases and sales of investments, excluding short-term investments, were as follows:

Purchases	Sales
$ 55,869,648	$ 80,997,555

6. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Vericimetry Funds

NOTES TO FINANCIAL STATEMENTS (Continued)
As of March 31, 2020 (Unaudited)

7. Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements, through the date of issuance of these financial statements.

Vericimetry Funds

Expense Example

For the Six Months Ended March 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2019 through March 31, 2020 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value October 1, 2019	Ending account value March 31, 2020	Expenses paid during the period ended March 31, 2020*
Actual Example	$1,000.00	$685.40	$2.52
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.00	3.02

*	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the six month period).

Vericimetry Funds

Other Information (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A list of the Fund’s quarter-end holdings is also available at www.vericimetryfunds.com and upon request on or about 80 days following each quarter and remains available on the website until the list is updated in the subsequent quarter.

Risk Disclosures

Economic, political, and issuer specific events may cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

The recent global outbreak of COVID-19 has disrupted economies and markets, and the prolonged duration and economic impact is uncertain. These events can have a significant impact to the Fund’s operations and performance.

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Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant's certifying officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on his evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13. Exhibits.

(a)(1) Code of Ethics – Not applicable to semi-annual reports.

(a)(2) Certification for the principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(a)(4) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Mendel Fygenson
Dr. Mendel Fygenson
President

Date:	June 5, 2020

By:	/s/ Michael Thill
Michael Thill
Treasurer

Date:	June 5, 2020